Offerings - Offering: 1	Jul. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	1.81
Maximum Aggregate Offering Price	$ 7,240,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 999.84
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover an indeterminate number of additional shares of Common Stock of the Registrant which become issuable under the Registrant's 2021 Omnibus Equity Incentive Plan (as amended, the "2021 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction that increases the number of outstanding shares of Common Stock. (2) Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended (the "Securities Act"), by averaging the high and low sales prices of Amesite Inc.'s (the "Registrant's") Class A common stock, par value $0.0001 per share ("Common Stock"), as reported on The Nasdaq Capital Market on July 20, 2026, which date is within five business days prior to the filing of this Registration Statement. (3) Represents 4,000,000 additional shares of Common Stock available for issuance under the 2021 Plan. On June 18, 2026, at the Registrant's 2026 annual meeting of shareholders, the shareholders of the Registrant approved an increase in the number of shares reserved under the 2021 Plan to 4,800,000 shares.